UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 28-06719
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                     1/21/2009
---------------------                   ----------                     ---------
     [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          117
                                         -----------
Form 13F Information Table Value Total:     $103,768
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFLAC INCORPORATED             COM              001055102        9     195 SH       SOLE    195         0      0    0
A T & T INC                    COM              00206R102       54    1883 SH       SOLE    1883        0      0    0
ABBOTT LABS                    COM              002824100     2816   52772 SH       SOLE    52347       0      0  425
ADOBE SYS INC                  COM              00724F101    33897 1592893 SH       SOLE    1592893     0      0    0
AMERICAN EXPRESS CO            COM              025816109      341   18404 SH       SOLE    18404       0      0    0
AMERIPRISE FINANCIAL           COM              03076C106       86    3680 SH       SOLE    3680        0      0    0
AMERIGAS PARTNERS LP           COM              030975106      173    6150 SH       SOLE    6150        0      0    0
AMGEN INC                      COM              031162100        6     100 SH       SOLE    100         0      0    0
ANADARKO PETE INC              COM              032511107      116    3000 SH       SOLE    3000        0      0    0
APPLE INCORPORATED             COM              037833100      984   11531 SH       SOLE    11406       0      0  125
ARGAN, INC                     COM              04010E109      344   31580 SH       SOLE    31580       0      0    0
AUTOMATIC DATA PROCESSING      COM              053015103       98    2500 SH       SOLE    2500        0      0    0
BP AMOCO P L C                 SPONSORED ADR    055622104      389    8325 SH       SOLE    8325        0      0    0
BP PRUDHOE BAY ROYALTY TR      COM              055630107      330    4500 SH       SOLE    4500        0      0    0
BANK OF AMERICA CORP           COM              060505104      308   21870 SH       SOLE    21495       0      0  375
BHP BILLITON LIMITED           COM              088606108       84    1950 SH       SOLE    1950        0      0    0
BLACKROCK MUNIVEST FUND        COM              09253R105      118   17700          SOLE    17700       0      0    0
BRIDGELINE SOFTWARE            COM              10807Q205      220  392397 SH       SOLE    392397      0      0    0
BUCKEYE PARTNERS               COM              118230101      218    6770 SH       SOLE    6770        0      0    0
CVS/CAREMARK                   COM              126650100     1202   41825 SH       SOLE    41275       0      0  550
CADBURY PLC ADR                COM              12721E102     2356   66080 SH       SOLE    65380       0      0  700
CATERPILLAR INC                COM              149123101       47    1050 SH       SOLE    1050        0      0    0
CHESAPEAKE ENERGY CORP         COM              165167107      259   16000 SH       SOLE    15700       0      0  300
CHEVRON CORP                   COM              166764100      318    4300 SH       SOLE    4300        0      0    0
CISCO SYS INC                  COM              17275R102      577   35450 SH       SOLE    35450       0      0    0
COCA COLA CO                   COM              191216100       89    1959 SH       SOLE    1959        0      0    0
COLGATE PALMOLIVE CO           COM              194162103       14     210 SH       SOLE    210         0      0    0
CONOCOPHILLIPS                 COM              20825C104     1205   23260 SH       SOLE    23260       0      0    0
CUMMINS INC                    COM              231021106      159    5945 SH       SOLE    5945        0      0    0
DPL INC                        COM              233293109       11     500 SH       SOLE    500         0      0    0
DOW CHEMICAL CO                COM              260543103      344   22785 SH       SOLE    22785       0      0    0
DREYFUS STRATEGIC MUNS IN      COM              261932107       96   17000          SOLE    17000       0      0    0
EBAY INC                       COM              278642103      574   41100 SH       SOLE    41100       0      0    0
EMERSON ELEC CO                COM              291011104       73    2000 SH       SOLE    2000        0      0    0
ENTERPRISE PRODUCTS LP         COM              293792107     2097  101209 SH       SOLE    100160      0      0 1049
EXELON CORP                    COM              30161N101      500    9000 SH       SOLE    9000        0      0    0
EXXON MOBIL CORP               COM              30231G102     4736   59327 SH       SOLE    58091       0      0 1236
GENERAL ELEC CO                COM              369604103     2971  183522 SH       SOLE    183522      0      0    0
GENERAL MLS INC                COM              370334104       91    1500 SH       SOLE    1500        0      0    0
GENZYME CORP                   COM              372917104        7     100 SH       SOLE    100         0      0    0
GOLDCORP INC                   COM              380956409       16     500 SH       SOLE    500         0      0    0
GOOGLE INC                     COM              38259P508       54     175 SH       SOLE    175         0      0    0
HCP INC                        COM              40414L109      250    8996 SH       SOLE    8996        0      0    0
HEALTH CARE INDUSTRIES RE                       42217K106       25     600 SH       SOLE    600         0      0    0
HEWLETT PACKARD CO             COM              428236103      272    7500 SH       SOLE    7500        0      0    0
HIGHWOODS PROPERTIES           COM              431284108       27    1000 SH       SOLE    1000        0      0    0
HOME DEPOT INC                 COM              437076102      342   14849 SH       SOLE    14849       0      0    0
HUGOTON ROYALTY TRUST          COM              444717102       74    4599 SH       SOLE    4599        0      0    0
INTEL CORP                     COM              458140100     1766  120477 SH       SOLE    119577      0      0  900
INTERNATIONAL BUSINESS MA      COM              459200101     2342   27834 SH       SOLE    27424       0      0  410
IRON MTN INC PA                COM              462846106       54    2175 SH       SOLE    2175        0      0    0
ISHARES MSCI SINGAPORE IN                       464286673      594   84210 SH       SOLE    82560       0      0 1650
ISHARES S&P 500 INDEX FUN                       464287200      545    6035 SH       SOLE    6035        0      0    0
ISHARES S&P GLOBAL TELECO                       464287275        4      75 SH       SOLE    75          0      0    0
ISHARES S&P GLOBAL HEALTH                       464287325      990   21893 SH       SOLE    21893       0      0    0
ISHARES LATIN AMERICA                           464287390       60    2375 SH       SOLE    2375        0      0    0
ISHARES BARCLAYS 1-3 YEAR                       464287457    11570  136676 SH       SOLE    134826      0      0 1850
S & P NORTH AMERICAN TECH                       464287549        5     150 SH       SOLE    150         0      0    0
ISHARES NASDAQ BIOTECHNOL      COM              464287556      547    7700 SH       SOLE    7700        0      0    0
ISHARES DOW JONES              COM              464287812       37     800 SH       SOLE    800         0      0    0
JPMORGAN CHASE & CO            COM              46625H100      503   15950 SH       SOLE    15950       0      0    0
JOHNSON & JOHNSON              COM              478160104     1447   24182 SH       SOLE    23482       0      0  700
KAYNE ANDERSON MLP INVEST      COM              486606106        5     300 SH       SOLE    300         0      0    0
KINDERMORGAN ENERGY LP         COM              494550106      310    6766 SH       SOLE    6766        0      0    0
LILLY ELI & CO                 COM              532457108       16     400 SH       SOLE    400         0      0    0
LORILLARD, INC                 COM              544147101       85    1500 SH       SOLE    1500        0      0    0
LOWES COMPANIES                COM              548661107       73    3400 SH       SOLE    3400        0      0    0
MANULIFE FINANCIAL CORP        COM              56501R106       40    2364 SH       SOLE    2364        0      0    0
MEDCO HEALTH SOLUTIONS         COM              58405U102      206    4916 SH       SOLE    4916        0      0    0
MEDTRONIC INC                  COM              585055106     2071   65929 SH       SOLE    65354       0      0  575
MERCK & CO INC                 COM              589331107      930   30594 SH       SOLE    30594       0      0    0
MICROSOFT CORP                 COM              594918104     1160   59725 SH       SOLE    58775       0      0  950
MICROCHIP TECH INC             COM              595017104        4     185 SH       SOLE    185         0      0    0
MILLIPORE CORP                 COM              601073109     1327   25765 SH       SOLE    25565       0      0  200
MONSANTO CORP                  COM              61166W101       44     630 SH       SOLE    630         0      0    0
NATIONAL OILWELL VARCO IN      COM              637071101        1      50 SH       SOLE    50          0      0    0
NOKIA CORP ADR-S SHS SPON      COM              654902204       42    2700 SH       SOLE    2700        0      0    0
OCCIDENTAL PETROLEUM CORP      COM              674599105     1218   20300 SH       SOLE    20300       0      0    0
OIL SERVICE HOLDERS            COM              678002106      420    5700 SH       SOLE    5700        0      0    0
OMEGA HEALTHCARE INVS          COM              681936100       20    1250 SH       SOLE    1250        0      0    0
PPG INDS INC                   COM              693506107       38     900 SH       SOLE    900         0      0    0
PAYCHEX INC                    COM              704326107       76    2875 SH       SOLE    2875        0      0    0
PEPSICO INC                    COM              713448108     1023   18686 SH       SOLE    18686       0      0    0
PETROCHINA CO LTD              COM              71646E100       71     800 SH       SOLE    800         0      0    0
PETROLIO BRASILEIRO ADR        COM              71654V408       88    3590 SH       SOLE    3590        0      0    0
PFIZER INC                     COM              717081103     1022   57761 SH       SOLE    56591       0      0 1170
PLAINS ALL AMERICAN PIPEL      COM              726503105       37    1078 SH       SOLE    1078        0      0    0
POWERSHARES      TRUST         COM              73935A104      827   27825 SH       SOLE    27825       0      0    0
POWERSHARES DYNAMIC ENERG      COM              73935X658        6     400 SH       SOLE    400         0      0    0
PROCTER & GAMBLE CO            COM              742718109     2201   35608 SH       SOLE    35608       0      0    0
SPDR S & P DEPOSIT RCPTS       COM              78462F103       18     200 SH       SOLE    200         0      0    0
SPDR GOLD TRUST                COM              78463V107      669    7737 SH       SOLE    7737        0      0    0
SPDR INDEX SH S&P BRIC 40      COM              78463X798      316   22190 SH       SOLE    21690       0      0  500
SAN JUAN BASIN ROYALTY TR      COM              798241105     1662   53675 SH       SOLE    53175       0      0  500
SCHLUMBERGER LTD               COM              806857108      727   17167 SH       SOLE    17117       0      0   50
SPDRFUND INDUSTRIAL            COM              81369Y704       70    3000 SH       SOLE    3000        0      0    0
SMITH INTERNATIONAL INC        COM              832110100       23    1000 SH       SOLE    1000        0      0    0
SOUTHERN CO                    COM              842587107       44    1200 SH       SOLE    1200        0      0    0
STAPLES INC                    COM              855030102      142    7920 SH       SOLE    7920        0      0    0
STATE ST CORP                  COM              857477103        8     200 SH       SOLE    200         0      0    0
STERICYCLE INC                 COM              858912108       89    1700 SH       SOLE    1700        0      0    0
STRYKER CORP                   COM              863667101      368    9200 SH       SOLE    9200        0      0    0
SYSCO CORP                     COM              871829107      524   22867 SH       SOLE    22867       0      0    0
TEVA PHARMACEUTICAL IND        COM              881624209        8     180 SH       SOLE    180         0      0    0
3M CO                          COM              88579Y101      146    2535 SH       SOLE    2535        0      0    0
TRAVELERS GROUP INC            COM              89417E109        8     175 SH       SOLE    175         0      0    0
ULTRA PETROLEUM                COM              903914109      208    6030 SH       SOLE    6030        0      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1052   19625 SH       SOLE    19625       0      0    0
UNITEDHEALTH GROUP INC CO      COM              91324P102      213    8000 SH       SOLE    8000        0      0    0
VANGUARD CONSUMER STAPLES      ETF              92204A207     1137   19660 SH       SOLE    19660       0      0    0
VANGUARD INFO TECHNOLOGY       ETF              92204A702       31     900 SH       SOLE    900         0      0    0
VENTAS INC                     COM              92276F100       76    2250 SH       SOLE    2250        0      0    0
VORNADO REALTY TRUST           COM              929042109       42     700 SH       SOLE    700         0      0    0
WAL MART STORES INC            COM              931142103      902   16089 SH       SOLE    16089       0      0    0
WEYERHAEUSER CO                COM              962166104      107    3500 SH       SOLE    3500        0      0    0
WYETH                          COM              983024100      350    9333 SH       SOLE    9333        0      0    0
XTO ENERGY INC                 COM              98385X106     1626   46103 SH       SOLE    46103       0      0    0